Fair Value of Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets :
Restricted cash, Carrying amount	$ 2	$ 10
Vacation ownership notes receivable, Carrying amount	93	132
Securitized vacation ownership notes receivable, Carrying amount	446	408
Other notes receivable, Carrying amount	26	19
Total financial assets, Carrying amount	567	569
Restricted Cash, Fair value	2	10
Vacation ownership notes receivable Fair value	109	153
Securitized vacation ownership notes receivable, Fair value	551	492
Other notes receivable, Fair value	26	19
Total	688	674
Liabilities:
Long-term debt, Carrying amount	2,194	2,848
Long-term securitized debt, Carrying value	402	367
Total financial liabilities, Carrying amount	2,596	3,215
Long-term debt, Fair value	2,442	3,120
Long-term securitized debt, Fair value	412	373
Total financial liabilities, Fair value	2,854	3,493
Off-Balance sheet:
Letters of credit, Carrying amount	0	0
Surety bonds, Carrying amount	0	0
Total off-balance sheet, Carrying amount	0	0
Letters of credit, Fair value	171	159
Surety bonds, Fair value	21	23
Total off-balance sheet, Fair value	$ 192	$ 182